Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2022	2021

Net income	$52	$51
OCI	(218)	(44)
Total comprehensive income (loss)	$(166)	$7

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates
:

$ millions, for the year ended October 31	2022	2021

Net income (loss)	$(5)	$4
OCI	–	1
Total comprehensive income (loss)	$(5)	$5